Supplemental Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

34. SUPPLEMENTAL FINANCIAL INFORMATION

On June 16, 2016, Emera US Finance LP, (in such capacity, the “Issuer”), issued $3.25 billion USD senior unsecured notes (“U.S. Notes”). The U.S. Notes are fully and unconditionally guaranteed, on a joint and several basis, by Emera (in such capacity, the “Parent Company”) and Emera US Holdings Inc. (in such capacity, the “Guarantor Subsidiaries”). Emera owns, directly or indirectly, all of the limited and general partnership interests in Emera US Finance LP.

The following condensed consolidated financial statements present the results of operations, financial position and cash flows of the Parent Company, Subsidiary Issuer, Guarantor Subsidiaries and all other Non-guarantor Subsidiaries independently and on a consolidated basis.

Our guarantors were not determined using geographic, service line or other similar criteria, and as a result, the “Parent”, “Subsidiary Issuer”, “Guarantor Subsidiaries” and “Non-guarantor Subsidiaries” columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for guarantor reporting.

Emera Incorporated

Condensed Consolidated Statements of Income

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
For the year ended December 31, 2018
Operating revenues	$-	$-	$4,432	$2,146	$(54)	$6,524
Operating expenses	45	-	3,468	1,665	(52)	5,126
Income (loss) from equity investments and subsidiaries	801	-	3	150	(800)	154
Other income (expenses), net	22	-	20	(27)	(38)	(23)
Interest expense, net (1)	79	(40)	456	218	-	713
Income (loss) before provision for income taxes	699	40	531	386	(840)	816
Income tax expense (recovery)	(47)	9	64	43	-	69
Net income (loss)	746	31	467	343	(840)	747
Non-controlling interest in subsidiaries	-	-	-	(1)	2	1
Preferred stock dividends	36	-	38	4	(42)	36
Net income (loss) attributable to common shareholders	$710	$31	$429	$340	$(800)	$710
Comprehensive income (loss) of Emera Incorporated	$1,249	$56	$973	$439	$(1,468)	$1,249

For the year ended December 31, 2017
Operating revenues	$-	$-	$4,274	$2,009	$(57)	$6,226
Operating expenses	41	-	3,241	1,583	(57)	4,808
Income (loss) from equity investments and subsidiaries	337	-	1	122	(336)	124
Other income (expenses), net	38	-	15	(46)	(32)	(25)
Interest expense, net (1)	84	(40)	451	203	-	698
Income (loss) before provision for income taxes	250	40	598	299	(368)	819
Income tax expense (recovery)	(44)	17	511	36	-	520
Net income (loss)	294	23	87	263	(368)	299
Non-controlling interest in subsidiaries	-	-	-	1	4	5
Preferred stock dividends	28	-	29	13	(42)	28
Net income (loss) attributable to common shareholders	$266	$23	$58	$249	$(330)	$266
Comprehensive income (loss) of Emera Incorporated	$(6)	$3	$(291)	$265	$23	$(6)
(1) Interest expense is net of interest revenue.

Emera Incorporated

Condensed Consolidated Balance Sheets

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2018
Assets
Current assets	$146	$67	1,767	$1,096	$(244)	$2,832
Property, plant and equipment	24	-	13,745	4,946	(3)	18,712
Other assets
Regulatory assets	-	-	645	759	-	1,404
Goodwill	-	-	6,208	105	-	6,313
Other long-term assets	11,457	4,660	971	3,200	(17,235)	3,053
Total other assets	11,457	4,660	7,824	4,064	(17,235)	10,770
Total assets	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

Liabilities and Equity
Current liabilities	$368	$695	$2,829	$926	$(265)	$4,553
Long-term liabilities
Long-term debt	2,906	3,709	10,243	4,428	(6,994)	14,292
Deferred income taxes	-	3	668	643	6	1,320
Regulatory liabilities	-	-	2,118	241	-	2,359
Other long-term liabilities	36	-	874	543	(21)	1,432
Total long-term liabilities	2,942	3,712	13,903	5,855	(7,009)	19,403
Total Emera Incorporated equity	8,317	320	6,604	3,303	(10,227)	8,317
Non-controlling interest in subsidiaries	-	-	-	22	19	41
Total equity	8,317	320	6,604	3,325	(10,208)	8,358
Total liabilities and equity	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

As at December 31, 2017
Assets
Current assets	$358	$30	1,420	$891	$(173)	$2,526
Property, plant and equipment	17	-	12,258	4,720	-	16,995
Other assets
Regulatory assets	-	-	587	686	-	1,273
Goodwill	-	-	5,709	96	-	5,805
Other long-term assets	9,761	4,285	156	3,094	(15,089)	2,207
Total other assets	9,761	4,285	6,452	3,876	(15,089)	9,285
Total assets	$10,136	$4,315	$20,130	$9,487	$(15,262)	$28,806

Liabilities and Equity
Current liabilities	$129	$12	$3,293	$714	$(202)	$3,946
Long-term liabilities
Long-term debt	2,861	4,034	8,468	4,262	(6,485)	13,140
Deferred income taxes	-	4	447	565	7	1,023
Regulatory liabilities	-	-	1,888	354	-	2,242
Other long-term liabilities	34	-	691	550	(24)	1,251
Total long-term liabilities	2,895	4,038	11,494	5,731	(6,502)	17,656
Total Emera Incorporated equity	7,112	265	5,343	2,970	(8,578)	7,112
Non-controlling interest in subsidiaries	-	-	-	72	20	92
Total equity	7,112	265	5,343	3,042	(8,558)	7,204
Total liabilities and equity	$10,136	$4,315	$20,130	$9,487	$(15,262)	$28,806

Emera Incorporated
Condensed Consolidated Statements of Cash Flows

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2018
Net cash provided by (used in) by operating activities	$191	$35	$1,266	$465	$(267)	$1,690
Investing activities
Additions to property, plant and equipment	(9)	-	(1,687)	(466)	-	(2,162)
Net purchase of investments subject to significant influence	-	-	(16)	(33)	-	(49)
Other investing activities	(489)	-	3	(65)	572	21
Net cash provided by (used in) investing activities	(498)	-	(1,700)	(564)	572	(2,190)
Financing activities
Change in short-term debt, net	-	-	(162)	-	-	(162)
Proceeds from long-term debt	-	-	1,174	75	(194)	1,055
Retirement of long-term debt	-	-	(716)	(41)	-	(757)
Net borrowings (repayments) under committed credit facilities	136	-	(103)	178	110	321
Issuance of common and preferred stock	301	-	319	127	(446)	301
Dividends paid	(382)	-	(37)	(311)	348	(382)
Other financing activities	-	-	-	91	(123)	(32)
Net cash provided by (used in) financing activities	55	-	475	119	(305)	344
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4)	2	9	18	-	25
Net increase (decrease) in cash, cash equivalents and restricted cash	(256)	37	50	38	-	(131)
Cash, cash equivalents and restricted cash, beginning of year	276	21	54	152	-	503
Cash, cash equivalents and restricted cash, end of year	$20	$58	$104	$190	$-	$372

As at December 31, 2017
Net cash provided by (used in) operating activities	$195	$22	$658	$1,080	$(762)	$1,193
Investing activities
Additions to property, plant and equipment	(5)	-	(1,031)	(480)	(13)	(1,529)
Net purchase of investments subject to significant influence	-	-	-	(213)	-	(213)
Other investing activities	(742)	(26)	(5)	1,852	(1,098)	(19)
Net cash provided by (used in) investing activities	(747)	(26)	(1,036)	1,159	(1,111)	(1,761)
Financing activities
Change in short-term debt, net	-	-	365	(13)	-	352
Proceeds from long-term debt	-	-	147	(31)	13	129
Retirement of long-term debt	-	-	(413)	(55)	15	(453)
Net borrowings (repayments) under committed credit facilities	(30)	-	59	192	9	230
Issuance of common and preferred stock	682	-	134	(2,032)	1,898	682
Dividends paid	(315)	-	(29)	(285)	314	(315)
Other financing activities	290	-	96	(42)	(376)	(32)
Net cash provided by (used in) financing activities	627	-	359	(2,266)	1,873	593
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1	(3)	1	(12)	-	(13)
Net increase (decrease) in cash, cash equivalents and restricted cash	76	(7)	(18)	(39)	-	12
Cash, cash equivalents and restricted cash, beginning of year	200	28	72	191	-	491
Cash, cash equivalents and restricted cash, end of year	$276	$21	$54	$152	$-	$503